Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		10/1/2018
	Collection Period Ending Date		10/31/2018
	Collection Period		41
	Payment Date		11/15/2018

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	—	$—	$—	$—
(4)	Class A-4 Notes	0.651378	$48,853,372.41	$48,853,372.41	$—
(5)	Class B Notes	1.000000	$9,370,000.00	$9,370,000.00	$—
(6)	Class C Notes	1.000000	$8,630,000.00	$8,630,000.00	$—
(7)	Class D Notes	1.000000	$7,500,000.00	$7,500,000.00	$—
(8)	Total Note Balance		$74,353,372.41	$74,353,372.41	$—
(9)	Overcollateralization		$3,750,000.00	$3,750,000.00	$—
(10)	Reserve Account Balance		$1,875,000.00	$1,875,000.00	$—
(11)	Net Pool Balance		$78,103,372.41	$78,103,372.41	$71,182,260.87
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$—	$—
(14)	Class A-3 Notes		1.24000%	$—	$—
(15)	Class A-4 Notes		1.64000%	$48,853,372.41	$66,766.28
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$74,353,372.41	$114,579.61
	2. AVAILABLE FUNDS
(20)	Interest Collections		$322,165.40
(21)	Principal Collections		$4,818,435.04
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$2,038,482.00
(24)	Liquidation Proceeds		$33,127.73
(25)	Recoveries		$35,564.62
(26)	Total Collections		$7,247,774.79
	Clean-up Call - Optional Purchase Price
	Net Pool Balance - Collection period ending date	$71,182,260.87
	Accrued Interest on Net Pool Balance - Collection period ending date	$177,133.69
(26a)	Total Optional Purchase Price		$71,359,394.56
(27)	Investment Earnings		$—
(28)	Reserve Account Draw Amount		$1,875,000.00
(29)	Total Available Funds		$80,482,169.35
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$65,086.14	$65,086.14	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$—	$—	$—
(34)	Class A-4 Notes Interest		$66,766.28	$66,766.28	$—

(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$15,462.08	$15,462.08	$—
(39)	Third Allocation of Principal		$—	$—	$—
(40)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(41)	Fourth Allocation of Principal		$3,171,111.54	$3,171,111.54	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(43a)	Clean up Call - Remaining Note Balance		$67,432,260.87	$67,432,260.87	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$5,949,131.19	$5,949,131.19	$—
			$80,482,169.35	$80,482,169.35
(45a)	Additional Principal Payment Funded with Proceeds from Clean-up Call		$67,432,260.87
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$—
(50)	Fourth Allocation of Principal		$3,171,111.54
(51)	Regular Principal Distribution Amount		$3,750,000.00
(52)	Total Principal		$74,353,372.41
	4. POOL INFORMATION
(53)	Pool Balance		$71,182,261
(54)	Number of Receivables Outstanding		12,994
(55)	Weighted Average Contract Rate		4.87%
(56)	Weighted Average Maturity		20.75
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$—
(58)	Initial Target Over Collateralization Amount		$—
(59)	Target Over Collateralization Amount		$—
(60)	Beginning Period O/C Amount		$3,750,000.00
(61)	Ending Period O/C Amount		$—
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$1,875,000.00
(64)	Beginning Reserve Account Balance		$1,875,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings		$—
(67)	Distribute Earnings Collection Account		$—
(68)	Reserve Account Draw Amount		$(1,875,000.00)
(69)	Reserve Account Excess Amount		$—
(70)	Ending Reserve Account Balance		$—
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(71)	Realized Losses for Collection Period		$30,976.46	24	$1,290.69
(72)	Recoveries for Collection Period		$35,564.62	100	$355.65
(73)	Net Losses/(Recoveries) for Collection Period		$(4,588.16)
(74)
(75)	Cumulative Losses (net of recoveries) for All Collection Periods		$4,698,566.01
(76)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.62648%

		10/31/2018	9/30/2018	8/31/2018	7/31/2018
(77)	Pool Balance at end of collection period	$71,182,261	$78,103,372	$84,491,106	$92,255,264
(78)	Number of receivables outstanding	12,994	13,821	14,504	15,369
(79)	Average month end Pool Balance	$74,642,817	$81,297,239	$88,373,185	$96,206,651

(80)	Realized Losses for Collection Period	$30,976	$46,259	$116,426	$86,744
(81)	Recoveries for Collection Period	$35,565	$50,413	$60,727	$35,956
(82)	Net Losses/(Recoveries) for Collection Period	$(4,588)	$(4,154)	$55,699	$50,788
(83)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.498%	0.683%	1.581%	1.082%
(84)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	(0.074)%	(0.061)%	0.756%	0.633%

(85)	Four month average Net Losses to Average Pool Balance (annualized)	0.344%

		10/31/2018	9/30/2018	8/31/2018	7/31/2018
(86)	Receivables 31-59 Days Delinquent	$1,107,839.06	$972,733.67	$1,340,184.09	$1,138,695.17
(87)	$ As % of Ending Pool Balance	1.556%	1.245%	1.586%	1.234%
(88)	# of Receivables	167	145	192	172
(89)	# As % of Ending Pool # of Receivables	1.285%	1.049%	1.324%	1.119%
(90)	Receivables 60-89 Days Delinquent	$211,424.50	$185,300.49	$212,352.06	$313,852.11
(91)	$ As % of Ending Pool Balance	0.297%	0.237%	0.251%	0.340%
(92)	# of Receivables	35	41	43	46
(93)	# As % of Ending Pool # of Receivables	0.269%	0.297%	0.296%	0.299%
(94)	Receivables 90 - 119 Days Delinquent	$37,809.71	$81,555.24	$135,536.47	$112,115.92
(95)	$ As % of Ending Pool Balance	0.053%	0.104%	0.160%	0.122%
(96)	# of Receivables	17	18	20	20
(97)	# As % of Ending Pool # of Receivables	0.131%	0.130%	0.138%	0.130%
(98)	Receivables 120+ Days Delinquent	$48,074.99	$44,162.76	$15,260.11	$64,799.45
(99)	$ As % of Ending Pool Balance	0.068%	0.057%	0.018%	0.070%
(100)	# of Receivables	7	11	5	9
(101)	# As % of Ending Pool # of Receivables	0.054%	0.080%	0.034%	0.059%
(102)	Total Delinquencies	$1,405,148.26	$1,283,752.16	$1,703,332.73	$1,629,462.65
(103)	$ As % of Ending Pool Balance	1.974%	1.644%	2.016%	1.766%
(104)	# of Receivables	226	215	260	247
(105)	# As % of Ending Pool # of Receivables	1.739%	1.556%	1.793%	1.607%
(106)	Total Repossession	$55,242.95	$29,630.68	$101,933.63	$163,495.06
(107)	# of Receivables	11	9	18	13

Name: Kim Taylor
Title: Senior Vice President, Auto Finance CFO
November 9, 2018